Supplemental Cash Flow Information - Details of Other in the Consolidated Statement of Cash Flow (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Other In Consolidated Statement Of Cash Flow [abstract]
Non-cash employee benefit charges	$ 172	$ 147
Net losses (gains) on foreign exchange and derivative financial instruments	54	(49)
Fair value adjustments (see note 5)	18	(17)
Other	28	70
Total	$ 272	$ 151